Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Treasury stock shares	568,300	63,800
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Par value per share	$ 0	$ 0
Shares authorized	Unlimited	Unlimited
Number of shares issued	3,696,486	3,696,486
Number of shares outstanding	3,696,486	3,696,486
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Par value per share	$ 0	$ 0
Shares authorized	Unlimited	Unlimited
Number of shares issued	56,337,175	28,873,641
Number of shares outstanding	56,337,175	28,873,641
Exchangeable Shares
Disclosure of classes of share capital [line items]
Par value per share	$ 0	$ 0
Shares authorized	Unlimited	Unlimited
Number of shares issued	7,368,285	2,127,543
Number of shares outstanding	7,368,285	2,127,543